Deferred Revenue	12 Months Ended
Sep. 30, 2013
Deferred Revenue Disclosure [Abstract]
Deferred Revenue
Deferred Revenue

	September 30, 2012	September 30, 2013
Current	$1,000	$1,000
Long-term	3,917	2,918
	$4,917	$3,918

On September 1, 2010, the Company entered into an agreement with Ria Financial Services, a division of Euronet Worldwide Inc. to supply money transfer services across the Company’s network of branches in Canada. The Company received a $7,000 signing bonus, which is recognized into revenue using the straight-line method over the 7 year term of the agreement.